AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 96.7%
Communication Services - 2.9%
IAC, Inc.*	250,300	$13,351,002
Pinterest, Inc., Class A*	542,400	18,805,008
Take-Two Interactive Software, Inc.*	60,500	8,983,645

Total Communication Services		41,139,655
Consumer Discretionary - 9.5%
Brunswick Corp.	192,700	18,599,404
Five Below, Inc.*	55,600	10,084,728
Floor & Decor Holdings, Inc., Class A*,1	123,100	15,956,222
O'Reilly Automotive, Inc.*	29,860	33,708,357
Pool Corp.	41,775	16,856,212
Ross Stores, Inc.	188,900	27,722,964
Tractor Supply Co.	45,200	11,829,744

Total Consumer Discretionary		134,757,631
Consumer Staples - 1.3%
BJ's Wholesale Club Holdings, Inc.*	246,400	18,640,160
Energy - 2.7%
Cheniere Energy, Inc.	157,600	25,417,728
Permian Resources Corp.	689,900	12,183,634

Total Energy		37,601,362
Financials - 7.8%
Brown & Brown, Inc.	127,800	11,187,612
Global Payments, Inc.	106,000	14,167,960
Interactive Brokers Group, Inc., Class A	126,714	14,155,221
RenaissanceRe Holdings, Ltd. (Bermuda)	118,700	27,898,061
TPG, Inc.	550,120	24,590,364
WEX, Inc.*	77,180	18,332,566

Total Financials		110,331,784
Health Care - 19.7%
Argenx SE, ADR (Netherlands)*	27,950	11,004,474
Ascendis Pharma A/S, ADR (Denmark)*	102,700	15,525,159
Cencora, Inc.	145,600	35,379,344
Charles River Laboratories International, Inc.*	39,443	10,687,081
Chemed Corp.	46,125	29,609,021
Dexcom, Inc.*	214,800	29,792,760
Encompass Health Corp.	182,100	15,037,818
ICON PLC (Ireland)*	56,600	19,014,770
IDEXX Laboratories, Inc.*	44,600	24,080,878
Legend Biotech Corp., ADR *	337,092	18,907,490
Repligen Corp.*	58,106	10,686,855
Shockwave Medical, Inc.*	33,200	10,810,916
Stevanato Group S.P.A. (Italy)	471,726	15,142,405
	Shares	Value

Veeva Systems, Inc., Class A*	140,285	$32,502,632

Total Health Care		278,181,603
Industrials - 20.8%
AMETEK, Inc.	108,600	19,862,940
Carlisle Cos., Inc.	55,300	21,669,305
Cintas Corp.	58,600	40,259,958
Copart, Inc.*	186,900	10,825,248
EMCOR Group, Inc.	64,330	22,528,366
Equifax, Inc.	66,889	17,894,145
GFL Environmental, Inc. (Canada)	385,204	13,289,538
Hexcel Corp.	181,000	13,185,850
Nordson Corp.	35,100	9,636,354
Paylocity Holding Corp.*	64,000	10,999,040
Regal Rexnord Corp.	42,752	7,699,635
Rockwell Automation, Inc.	61,115	17,804,633
Saia, Inc.*	23,120	13,525,200
Verisk Analytics, Inc., Class A	117,193	27,625,906
Waste Connections, Inc. (Canada)	177,475	30,527,475
Watsco, Inc.	39,500	17,062,815

Total Industrials		294,396,408
Information Technology - 27.2%
Amphenol Corp., Class A	237,400	27,384,090
Aspen Technology, Inc.*,1	60,700	12,946,096
Bentley Systems, Inc., Class B	381,500	19,921,930
Crowdstrike Holdings, Inc., Class A*	120,100	38,502,859
CyberArk Software, Ltd. (Israel)*	88,295	23,453,801
Elastic, N.V.*	150,900	15,126,216
Gartner, Inc.*	67,725	32,282,476
HashiCorp, Inc., Class A*	480,700	12,954,865
HubSpot, Inc.*	42,400	26,566,144
Marvell Technology, Inc.	198,960	14,102,285
Microchip Technology, Inc.	238,800	21,422,748
Monolithic Power Systems, Inc.	30,300	20,525,826
Nice, Ltd., Sponsored ADR (Israel)*,1	99,320	25,884,778
Palo Alto Networks, Inc.*	54,757	15,558,106
Samsara, Inc., Class A*	171,500	6,480,985
Smartsheet, Inc., Class A*	343,000	13,205,500
Synopsys, Inc.*	18,835	10,764,203
Teradyne, Inc.	202,300	22,825,509
Tyler Technologies, Inc.*	37,100	15,767,871
Universal Display Corp.	47,064	7,927,931

Total Information Technology		383,604,219

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 2.3%
Martin Marietta Materials, Inc.	31,900	$19,584,686
RPM International, Inc.	104,600	12,442,170

Total Materials		32,026,856
Real Estate - 2.5%
CoStar Group, Inc.*	210,400	20,324,640
CubeSmart, REIT	323,500	14,628,670

Total Real Estate		34,953,310

Total Common Stocks (Cost $828,412,191)		1,365,632,988

	Principal Amount
Short-Term Investments - 5.0%
Joint Repurchase Agreements - 1.6%[2]
Bethesda Securities LLC, dated 03/28/24, due 04/01/24, 5.430% total to be received $4,395,090 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $4,480,289)	$4,392,440	4,392,440
Cantor Fitzgerald Securities, Inc., dated 03/28/24, due 04/01/24, 5.370% total to be received $5,730,447 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 12/24/26 - 02/20/74, totaling $5,841,571)	5,727,030	5,727,030
HSBC Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $3,415,862 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 04/20/43 - 10/20/53, totaling $3,482,117)	3,413,840	3,413,840
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.380% total to be received $3,360,819 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.645%, 04/30/24 - 04/20/73, totaling $3,428,035)	$3,358,811	$3,358,811
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $463,704 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $472,699)	463,430	463,430
State of Wisconsin Investment Board, dated 03/28/24, due 04/01/24, 5.400% total to be received $5,788,350 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/25 - 02/15/53, totaling $5,902,795)	5,784,879	5,784,879

Total Joint Repurchase Agreements		23,140,430

	Shares
Other Investment Companies - 3.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[3]	18,934,904	18,934,904
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	28,402,357	28,402,357

Total Other Investment Companies		47,337,261

Total Short-Term Investments (Cost $70,477,691)		70,477,691
Total Investments - 101.7% (Cost $898,889,882)		1,436,110,679
Other Assets, less Liabilities - (1.7)%		(23,549,871)
Net Assets - 100.0%		$1,412,560,808

*	Non-income producing security.
[1]	Some of these securities, amounting to $34,269,576 or 2.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,365,632,988	—	—	$1,365,632,988
Short-Term Investments
Joint Repurchase Agreements	—	$23,140,430	—	23,140,430
Other Investment Companies	47,337,261	—	—	47,337,261
Total Investments in Securities	$1,412,970,249	$23,140,430	—	$1,436,110,679

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$34,269,576	$23,140,430	$11,486,002	$34,626,432
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.